JOINT VENTURE INVESTMENTS - DSS HOLDINGS L.P. AND SUBSIDIARIES (Tables)	9 Months Ended
Dec. 31, 2018
DSS holding
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]

The investments NT Suez received from the Company and WLR/TRF during the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, which were used for shipyard installment payments and working capital, are as follows:

	Nine Months
	Ended	Year Ended	Year Ended
	December31,	March 31,	March 31,
	2018	2018	2017
Total investments in NT Suez – Beginning of period	$72,104,800	$70,104,800	$37,025,600
Company’s investments in NT Suez	—	1,020,000	16,870,392
TRF’s investments in NT Suez	—	980,000	16,208,808
Total year’s investments in NT Suez	—	2,000,000	33,079,200
Total investments in NT Suez – End of period	$72,104,800	$72,104,800	$70,104,800